Intangible fixed assets	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Intangible fixed assets
Intangible fixed assets

4. Intangible fixed assets

Development
Costs
£
Cost
At 31 March 2020	3,928,795
Additions	2,863,975
At 30 September 2020	6,792,770
Additions	3,059,269
At 31 March 2021	9,852,039
Amortisation
At 31 March 2020	—
Charge	—
At 30 September 2020	—
Charge	—
At 31 March 2021	—
Net Book Value
At 31 March 2021	9,852,039
At 30 September 2020	6,792,770
At 31 March 2020	3,928,795

10.  Intangible fixed assets

Development
Costs
£
Cost
At 1 January 2019	348,505
Additions	2,927,039
At 30 September 2019	3,275,544
Additions	3,517,226
At 30 September 2020	6,792,770
Amortisation
At 1 January 2019	—
Charge	—
At 30 September 2019	—
Charge	—
At 30 September 2020	—
Net Book Value
At 30 September 2020	6,792,770
At 30 September 2019	3,275,544
At 1 January 2019	348,505

The Company’s intangible assets under development are internally generated and the Company has not yet begun amortization of these intangible assets because they have a finite useful economic life. The Company will begin amortisation when the intangible assets are available for use.

10.  Intangible fixed assets (continued)

10a.    Restatement relating to IFRS adjustment

Following a review of the profit and loss accounts for the periods ended 31 December 2018 and 30 September 2019 it was noted that capital expenditure relating to the development of prototypes had been expensed. In accordance with IAS 38, and under IFRS, costs of £348,505 and £2,927,039 in the periods ending 31 December 2018 and 30 September 2019 respectively have been capitalised leading to the restatement of balances from these periods.